Equity (Details) - USD ($)											12 Months Ended
		Dec. 31, 2024	Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Nov. 21, 2024	Jun. 03, 2024	Apr. 17, 2024	Dec. 04, 2023	Jan. 10, 2023	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Equity [Line Items]
Ordinary shares, shares authorized		10,000,000									10,000,000	10,000,000	[1]
Voting rights											one
Ordinary shares, shares issued	[2]	1,138,519									1,138,519	507,469	[1]
Ordinary shares with par value													[1]
Ordinary shares with par value
Consideration amount						$ (250,000,000)
Issuance of shares							102,890,000	53,600,000
Purchase price												$ 2,866,856		$ 641,666
Professional Party [Member]
Equity [Line Items]
Issuance of shares for services										1,365
Consulting service term										10 years
Increase in paid-in capital										$ 812,300
DoubleClick Services Limited [Member]
Equity [Line Items]
Issuance of shares for services									3,450
Consulting service term									10 years
Increase in paid-in capital									$ 2,054,556
Class A Ordinary Shares [Member] | White Lion [Member]
Equity [Line Items]
Issuance of shares		30,000	25,000	9,500	35,000
Purchase price		$ 204,000	$ 160,050	$ 1,572,186	$ 276,850
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized		10,000,000									10,000,000	10,000,000
NewGenIvf Limited [Member]
Equity [Line Items]
Consideration amount						(100,000,000)
M&A [Member]
Equity [Line Items]
Consideration amount						(300,000,000)
White Lion Purchase Agreement [Member]
Equity [Line Items]
Consideration amount						$ (500,000,000)

[1]	Re-presented as mentioned in Note 23
[2]	The shares as presented have been adjusted retrospectively for a Reverse Share Split effected in February 2025 of 1 share for every 20 existing share issued